Share Capital and Share Premium - Common Shares issued and fully paid (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of classes of share capital [line items]
Balance	$ 82
Balance	$ 82
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Balance	20,582,301	3,040,123
Issued during the year for share-based compensation (Note 9)	0	4,012
Issuance of new common stocks		14,905,000
Issuance of common stock due to exercise of pre-funded warrants		2,075,000
Balance	20,582,301	20,024,135
Issued capital [member]
Disclosure of classes of share capital [line items]
Balance	$ 82	$ 12
Issuance of new common stocks		60
Issuance of common stock due to exercise of pre-funded warrants		8
Balance	$ 82	$ 80